UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Total	Series A-1 Convertible Preferred Stock	Series B Convertible Preferred Stock	Common Stock	Common Stock Series A-1 Convertible Preferred Stock	Common Stock Series B Convertible Preferred Stock	Additional Paid-in Capital	Additional Paid-in Capital Series A-1 Convertible Preferred Stock	Additional Paid-in Capital Series B Convertible Preferred Stock	Accumulated Other Comprehensive Loss	Accumulated Deficit
Beginning Balance at Dec. 31, 2021	$ 4,837			$ 3			$ 99,282				$ (94,448)
Beginning Balance (in shares) at Dec. 31, 2021				26,807,365
Exercise of stock options	128						128
Exercise of stock options, (in shares)				128,567
Stock-based compensation expense	437						437
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants		$ 24	$ 4					$ 24	$ 4
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants (in shares)					5,611	1,028
Issuance of common stock for the exercise of Public Warrants (in shares)				137,285
Net income (loss)	(37,744)										(37,744)
Ending Balance at Dec. 31, 2022	(32,314)			$ 3			99,875			$ 0	(132,192)
Ending Balance (in shares) at Dec. 31, 2022				27,079,856
Exercise of stock options	20						20
Exercise of stock options, (in shares)				15,376
Stock-based compensation expense	409						409
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants	29						29
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants (in shares)				3,554
Net income (loss)	(17,801)										(17,801)
Ending Balance at Mar. 31, 2023	(49,657)			$ 3			100,333			0	(149,993)
Ending Balance (in shares) at Mar. 31, 2023				27,098,786
Beginning Balance at Dec. 31, 2022	(32,314)			$ 3			99,875			0	(132,192)
Beginning Balance (in shares) at Dec. 31, 2022				27,079,856
Net income (loss)	(39,797)
Ending Balance at Jun. 30, 2023	(71,218)			$ 3			100,768			0	(171,989)
Ending Balance (in shares) at Jun. 30, 2023				27,126,904
Beginning Balance at Dec. 31, 2022	(32,314)			$ 3			99,875			0	(132,192)
Beginning Balance (in shares) at Dec. 31, 2022				27,079,856
Exercise of stock options	145						145
Exercise of stock options, (in shares)				298,562
Stock-based compensation expense	8,357						8,357
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants		$ 6	$ 89					$ 6	$ 89
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants (in shares)					492	8,530
Reverse recapitalization, net of transaction costs	58,573			$ 1			58,572
Reverse recapitalization, net of transaction costs (in shares)				13,735,872
Recognition of warrant liabilities in connection with the Merger	(13,762)						(13,762)
Issuance of common stock in connection with vesting of RSU awards (in shares)				918,412
Issuance of common stock for the conversion of convertible notes	25,570			$ 1			25,569
Issuance of common stock for the conversion of convertible notes (in shares)				3,301,222
Recognition of earn-out liabilities (Note 3)	(53,040)						(53,040)
Reclassification of Legacy Allurion liabilitiy classified warrants to equity classification	929						929
Derecognition of liabilities associated with the Backstop Shares, Hunter shares, and the additional RTW and Fortress shares and issuance of related shares	16,098						16,098
Derecognition of liabilities associated with the Backstop Shares, Hunter shares, and the additional RTW and Fortress shares and issuance of related shares (in shares)				2,287,696
Issuance of common stock for the exercise of Public Warrants	46						46
Issuance of common stock for the exercise of Public Warrants (in shares)				21,943
Issuance of common stock for commitment shares for equity line financing	123						123
Issuance of common stock for commitment shares for equity line financing (in shares)				35,511
Other comprehensive loss	(700)									(700)
Net income (loss)	(80,607)										(80,607)
Ending Balance at Dec. 31, 2023	(70,487)			$ 5			143,007			(700)	(212,799)
Ending Balance (in shares) at Dec. 31, 2023				47,688,096
Beginning Balance at Mar. 31, 2023	(49,657)			$ 3			100,333			0	(149,993)
Beginning Balance (in shares) at Mar. 31, 2023				27,098,786
Exercise of stock options	28						28
Exercise of stock options, (in shares)				27,626
Stock-based compensation expense	401						401
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants	6						6
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants (in shares)				492
Net income (loss)	(21,996)										(21,996)
Ending Balance at Jun. 30, 2023	(71,218)			$ 3			100,768			0	(171,989)
Ending Balance (in shares) at Jun. 30, 2023				27,126,904
Beginning Balance at Dec. 31, 2023	(70,487)			$ 5			143,007			(700)	(212,799)
Beginning Balance (in shares) at Dec. 31, 2023				47,688,096
Exercise of stock options	9						9
Exercise of stock options, (in shares)				4,646
Stock-based compensation expense	552						552
Issuance of common stock from equity line financing	378						378
Issuance of common stock from equity line financing (in shares)				143,234
Issuance of common stock in connection with vesting of RSU awards (in shares)				62,619
Issuance of common stock for the exercise of Public Warrants (in shares)				142
Other comprehensive loss	(2,200)									(2,200)
Net income (loss)	5,586										5,586
Ending Balance at Mar. 31, 2024	(66,162)			$ 5			143,946			(2,900)	(207,213)
Ending Balance (in shares) at Mar. 31, 2024				47,898,737
Beginning Balance at Dec. 31, 2023	(70,487)			$ 5			143,007			(700)	(212,799)
Beginning Balance (in shares) at Dec. 31, 2023				47,688,096
Net income (loss)	3,424
Ending Balance at Jun. 30, 2024	(70,582)			$ 5			144,768			(5,980)	(209,375)
Ending Balance (in shares) at Jun. 30, 2024				47,972,989
Beginning Balance at Mar. 31, 2024	(66,162)			$ 5			143,946			(2,900)	(207,213)
Beginning Balance (in shares) at Mar. 31, 2024				47,898,737
Exercise of stock options	16						16
Exercise of stock options, (in shares)				11,491
Stock-based compensation expense	805						805
Issuance of common stock in connection with vesting of RSU awards (in shares)				62,619
Issuance of common stock for the exercise of Public Warrants	1						1
Issuance of common stock for the exercise of Public Warrants (in shares)				142
Other comprehensive loss	(3,080)									(3,080)
Net income (loss)	(2,162)										(2,162)
Ending Balance at Jun. 30, 2024	$ (70,582)			$ 5			$ 144,768			$ (5,980)	$ (209,375)
Ending Balance (in shares) at Jun. 30, 2024				47,972,989